EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS/(LOSS) PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
15.	EARNINGS/(LOSS) PER SHARE

	For the years ended December 31,
	2015	2016	2017

Numerator:
Net loss from continuing operations attributable to China Digital TV Holding Co., Ltd.	$(14,627)	$(7,226)	$(2,679)
Net income/(loss) from discontinued operations attributable to China Digital TV Holding Co., Ltd.	16,155	52,644	(389)

Net income/(loss) attributable to China Digital TV Holding Co., Ltd., basic and diluted	$1,528	$45,418	$(3,068)

Denominator:
Weighted average shares outstanding, basic and diluted	59,968,346	60,199,096	62,372,111

Earnings/(loss) per share – basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$(0.24)	$(0.12)	$(0.04)
Net income/(loss) from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	0.27	0.87	(0.01)

Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$0.03	$0.75	$(0.05)

Outstanding stock options were excluded in the computation of diluted earnings/(loss) per share as they are anti-dilutive in all the periods presented.